Description of business (Details)	Sep. 30, 2014
Description of business (Details) [Line Items]
Classes of Fuel Cells in Development	2
Power Chip [Member]
Description of business (Details) [Line Items]
Classes of Fuel Cells in Development	1
Buzz Bar [Member]
Description of business (Details) [Line Items]
Classes of Fuel Cells in Development	1